Commitments (Tables)	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of March 31, 2013 and 2012 were as follows:

	March 31, 2013	March 31, 2012
	US$	US$
Payable:
Within one year	754,386	511,654
Over one year but not exceeding two years	374,706	521,448
Over two years but not exceeding three years	352,478	369,319
Over three years but not exceeding four years	352,478	347,410
Over four years but not exceeding five years	352,478	347,410
Over five years	8,929,433	9,136,892

	11,115,959	11,234,133